Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2022
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	April 30, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$243,339	$237,812	$208,559	$207,927
Other debt securities	74,005	72,011	60,380	60,525
Total debt securities at amortized cost, net of allowance for credit losses	317,344	309,823	268,939	268,452
Total loans, net of allowance for loan losses	764,972	753,806	722,622	725,177
Total financial assets not carried at fair value	$1,082,316	$1,063,629	$991,561	$993,629

FINANCIAL LIABILITIES
Deposits	$1,183,738	$1,177,637	$1,125,125	$1,124,762
Securitization liabilities at amortized cost	15,234	14,676	15,262	15,202
Subordinated notes and debentures	11,251	11,190	11,230	11,838
Total financial liabilities not carried at fair value	$1,210,223	$1,203,503	$1,151,617	$1,151,802

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three and six months ended April 30, 2022 and April 30, 2021.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at February 1 2022	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2022	Change in unrealized gains (losses) on instruments still held 5

Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$17	$–	$–	$–	$(3)	$–	$–	$14	$–

Equity securities	–	–	–	27	–	–	–	27	–

17	–	–	27	(3)	–	–	41	–
Non-trading financial assets at fair value through profit or loss
Securities	873	(8)	–	34	(41)	–	–	858	(39)

Loans	3	–	–	–	–	–	–	3	–

876	(8)	–	34	(41)	–	–	861	(39)

Financial assets at fair value through other comprehensive income
Other debt securities	63	–	(1)	–	(3)	–	–	59	(1)

Equity securities	1,660	–	29	627	(26)	–	–	2,290	20
$1,723	$–	$28	$627	$(29)	$–	$–	$2,349	$19

FINANCIAL LIABILITIES

Trading deposits 6	$(183)	$15	$–	$(81)	$(1)	$(2)	$6	$(246)	$12
Derivatives 7
Interest rate contracts	(89)	(23)	–	–	(2)	–	18	(96)	–
Foreign exchange contracts	4	(5)	–	–	–	–	–	(1)	(2)
Equity contracts	(90)	(28)	–	–	–	2	23	(93)	(6)

Commodity contracts	45	44	–	–	(17)	–	–	72	38

(130)	(12)	–	–	(19)	2	41	(118)	30

Financial liabilities designated at fair value through profit or loss	(47)	(185)	–	(104)	174	–	–	(162)	(185)

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–
Fair value as at November 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2022	Change in unrealized gains (losses) on instruments still held 5

Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$6	$–	$–	$2	$(5)	$11	$–	$14	$–

Equity securities	33	–	–	27	(33)	–	–	27	–

39	–	–	29	(38)	11	–	41	–
Non-trading financial assets at fair value through profit or loss
Securities	760	28	–	122	(48)	–	(4)	858	(6)

Loans	3	–	–	–	–	–	–	3	–

763	28	–	122	(48)	–	(4)	861	(6)

Financial assets at fair value through other comprehensive income
Other debt securities	64	–	(1)	–	(4)	–	–	59	(1)

Equity securities	1,609	–	30	637	14	–	–	2,290	22
$1,673	$–	$29	$637	$10	$–	$–	$2,349	$21

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$5	$–	$(109)	$–	$(10)	$9	$(246)	$1
Derivatives 7
Interest rate contracts	(88)	(26)	–	–	–	–	18	(96)	(4)
Foreign exchange contracts	7	(8)	–	–	–	–	–	(1)	(3)
Equity contracts	(82)	(39)	–	–	(1)	1	28	(93)	(13)

Commodity contracts	31	66	–	–	(25)	–	–	72	56

(132)	(7)	–	–	(26)	1	46	(118)	36

Financial liabilities designated at fair value through profit or loss	(76)	(177)	–	(175)	266	–	–	(162)	(177)

Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $90 million (February 1, 2022/January 31, 2022 – $58 million; October 31, 2021/November 1, 2021 – $47 million) and derivative liabilities of $208 million (February 1, 2022/January 31, 2022 – $188 million; October 31, 2021/November 1, 2021 – $179 million) which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at February 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2021	Change in unrealized gains (losses) on instruments still held 4

Included in income	1	Included in OCI	2	Purchases/ Issuances	Sales/ Settlements	3	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$–	$–	$–	$–	$–	$–

Other debt securities	2	(1)	–	–	–	3	(1)	3	–

2	(1)	–	–	–	3	(1)	3	–
Non-trading financial assets at fair value through profit or loss
Securities	595	26	–	46	(5)	–	–	662	23

Loans	3	–	–	–	–	–	–	3	–

598	26	–	46	(5)	–	–	665	23

Financial assets at fair value through other comprehensive income
Other debt securities	23	–	1	–	–	–	–	24	1

Equity securities	1,535	–	4	4	(64)	–	–	1,479	5
$1,558	$–	$5	$4	$(64)	$–	$–	$1,503	$6

FINANCIAL LIABILITIES

Trading deposits5	$(5,024)	$(464)	$–	$(5)	$1,682	$–	$3,635	$(176)	$(21)
Derivatives6
Interest rate contracts	(96)	4	–	–	(4)	–	–	(96)	6
Foreign exchange contracts	5	5	–	–	–	–	(1)	9	6
Equity contracts	(1,072)	(310)	–	(23)	159	1	1,156	(89)	(258)

Commodity contracts	4	9	–	–	(2)	–	–	11	8

(1,159)	(292)	–	(23)	153	1	1,155	(165)	(238)

Financial liabilities designated at fair value through profit or loss	(31)	(65)	–	(96)	142	–	–	(50)	(65)

Obligations related to securities sold short	(1)	–	–	–	–	–	1	–	–
Fair value as at November 1 2020	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2021	Change in unrealized gains (losses) on instruments still held 4

Included in income	1	Included in OCI	2	Purchases/ Issuances	Sales/ Settlements	3	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$16	$2	$–	$–	$(18)	$–	$–	$–	$–

Other debt securities	3	–	–	1	(1)	2	(2)	3	–

19	2	–	1	(19)	2	(2)	3	–
Non-trading financial assets at fair value through profit or loss
Securities	571	29	–	74	(11)	–	(1)	662	21

Loans	3	–	–	–	–	–	–	3	–

574	29	–	74	(11)	–	(1)	665	21

Financial assets at fair value through other comprehensive income
Other debt securities	20	–	4	–	–	–	–	24	4

Equity securities	1,579	–	10	24	(134)	–	–	1,479	10
$1,599	$–	$14	$24	$(134)	$–	$–	$1,503	$14

FINANCIAL LIABILITIES

Trading deposits 5	$(4,649)	$(998)	$–	$(749)	$2,592	$(7)	$3,635	$(176)	$(24)
Derivatives 6
Interest rate contracts	(96)	3	–	–	(3)	–	–	(96)	7
Foreign exchange contracts	2	8	–	–	–	–	(1)	9	9
Equity contracts	(707)	(749)	–	(36)	239	8	1,156	(89)	(661)

Commodity contracts	(18)	27	–	–	1	–	1	11	13

(819)	(711)	–	(36)	237	8	1,156	(165)	(632)

Financial liabilities designated at fair value through profit or loss	(24)	(61)	–	(142)	177	–	–	(50)	(61)

Obligations related to securities sold short	–	–	–	–	–	(1)	1	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
3	Includes foreign exchange.
4	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5	Issuances and repurchases of trading deposits are reported on a gross basis.
6
Consists of derivative assets of $28 million (February 1, 2021/January 31, 2021 – $576 million; October 31, 2020/November 1, 2020 – $381 million) and derivative liabilities of $193 million (February 1, 2021/January 31, 2021 – $1,735 million; October 31, 2020/November 1, 2020 – $1,200 million) which have been netted in this table for presentation purposes only.

At fair value [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at April 30, 2022 and October 31, 2021.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	April 30, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$254	$8,334	$–	$8,588	$294	$10,902	$–	$11,196
Provinces	–	8,048	–	8,048	–	8,326	–	8,326
U.S. federal, state, municipal governments, and agencies debt	–	15,880	–	15,880	–	13,241	–	13,241
Other OECD 2 government guaranteed debt	–	7,489	–	7,489	–	7,785	–	7,785
Mortgage-backed securities	–	1,730	–	1,730	–	1,500	–	1,500
Other debt securities
Canadian issuers	–	6,813	–	6,813	–	5,970	–	5,970
Other issuers	–	12,142	14	12,156	–	12,389	6	12,395
Equity securities	53,498	56	27	53,581	59,933	158	33	60,124
Trading loans	–	11,629	–	11,629	–	12,405	–	12,405
Commodities	17,809	660	–	18,469	13,919	720	–	14,639

Retained interests	–	7	–	7	–	9	–	9

	71,561	72,788	41	144,390	74,146	73,405	39	147,590
Non-trading financial assets at fair value through profit or loss
Securities	262	6,890	858	8,010	166	6,127	760	7,053

Loans	–	3,539	3	3,542	–	2,334	3	2,337

	262	10,429	861	11,552	166	8,461	763	9,390
Derivatives
Interest rate contracts	167	14,824	–	14,991	12	10,277	1	10,290
Foreign exchange contracts	53	72,187	2	72,242	26	35,786	7	35,819
Credit contracts	–	33	–	33	–	57	–	57
Equity contracts	7	5,834	–	5,841	3	5,359	–	5,362

Commodity contracts	605	4,998	88	5,691	365	2,495	39	2,899

	832	97,876	90	98,798	406	53,974	47	54,427
Financial assets designated at fair value through profit or loss

Securities 1	–	4,561	–	4,561	–	4,564	–	4,564

	–	4,561	–	4,561	–	4,564	–	4,564

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	14,776	–	14,776	–	12,519	–	12,519
Provinces	–	19,973	–	19,973	–	18,143	–	18,143
U.S. federal, state, municipal governments, and agencies debt	–	9,843	–	9,843	–	19,300	–	19,300
Other OECD government guaranteed debt	–	2,960	–	2,960	–	6,564	–	6,564
Mortgage-backed securities	–	164	–	164	–	1,254	–	1,254
Other debt securities
Asset-backed securities	–	6,191	–	6,191	–	6,981	–	6,981
Corporate and other debt	–	8,096	59	8,155	–	8,040	64	8,104
Equity securities	3,221	1	2,290	5,512	2,989	1	1,609	4,599

Loans	–	1,587	–	1,587	–	1,602	–	1,602

	3,221	63,591	2,349	69,161	2,989	74,404	1,673	79,066

Securities purchased under reverse repurchase agreements	–	7,968	–	7,968	–	7,992	–	7,992

FINANCIAL LIABILITIES

Trading deposits	–	19,307	246	19,553	–	22,750	141	22,891
Derivatives
Interest rate contracts	167	12,756	96	13,019	14	11,580	89	11,683
Foreign exchange contracts	38	65,224	3	65,265	28	35,146	–	35,174
Credit contracts	–	171	–	171	–	347	–	347
Equity contracts	–	6,144	93	6,237	–	7,932	82	8,014

Commodity contracts	604	2,567	16	3,187	300	1,596	8	1,904

	809	86,862	208	87,879	342	56,601	179	57,122

Securitization liabilities at fair value	–	12,602	–	12,602	–	13,505	–	13,505

Financial liabilities designated at fair value through profit or loss	66	128,671	162	128,899	–	113,912	76	113,988

Obligations related to securities sold short 1	4,247	47,403	–	51,650	2,015	40,360	9	42,384

Obligations related to securities sold under repurchase agreements	–	8,588	–	8,588	–	5,126	–	5,126

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2	Organisation for Economic Co-operation and Development (OECD).